Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Third Avenue Variable Annuity Class

Supplement dated January 2, 2013
to Prospectus dated April 30, 2012

Effective January 2, 2013, the following information supplements the Portfolio’s Prospectus dated April 30, 2012:

          The following information supplements information on page 5 of the Prospectus under the heading “Portfolio Managers.”

          Yang Lie, Michael Lehmann and Victor Cunningham have joined Team Leader Ian Lapey as Portfolio Managers of the Third Avenue Value Portfolio.

          Effective January 2, 2013, Mr. Jensen will no longer co-manage the Portfolio.

          The following information supplements information on page 9 of the Prospectus under the heading “Portfolio Managers.”

          The Portfolio is managed by a team of Portfolio Managers. The team works collaboratively in developing investment strategies and selecting securities. The team has a Leader who has final authority over security selection and portfolio construction. The team is also supported by Third Avenue’s full complement of securities analysts.

Yang Lie

          Ms. Lie joined Third Avenue in 1996 and helped develop the firm’s high net worth and institutional separate accounts business. She manages several of Third Avenue’s largest subadvised accounts and leads Third Avenue’s global technology coverage.

          Previously, Ms. Lie was an equities analyst at Prudential Securities where she covered technology and imaging stocks. Ms. Lie began her career at Motorola, where she managed a team of software engineers and developed both software and hardware components for encryption key management systems.

          Ms. Lie has an M.B.A. in Finance from the University of Chicago and a B.S. in Electrical Engineering from Marquette University.

Michael Lehmann

          Mr. Lehmann joined Third Avenue in 1998, and has focused his efforts on managing high net worth and institutional separate accounts. He is lead manager of Third Avenue’s Value Equity Separate Accounts, a global multi-cap value strategy for institutional and high net worth investors. With Amit Wadhwaney, he co-manages Third Avenue’s Global Value Select Portfolios, an institutionally-focused global strategy.

          In addition, Mr. Lehmann co-manages the Third Avenue Value Fund UCITS for offshore investors, as well as many of Third Avenue’s subadvised accounts.

          Previously, Mr. Lehmann was an analyst at Robert M. Cohen & Co., and managed separate accounts at Gabelli Funds. Mr. Lehmann holds a B.S. in Finance from Fordham University.

Victor Cunningham, CFA

          Mr. Cunningham joined Third Avenue in 2012. He was founder and owner of Lucid Asset Management and prior to forming Lucid, he spent five years as the Research Director at Olstein Funds.

          Mr. Cunningham holds a B.S. in Accounting from Fairfield University and an M.B.A. in Finance from the University of Notre Dame. He is a member of the New York Society of Security Analysts.

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Third Avenue Variable Annuity Class

Supplement dated January 2, 2013
to Statement of Additional Information dated April 30, 2012

Effective January 2, 2013, the following information supplements the Portfolio’s Statement of Additional Information (“SAI”) dated April 30, 2012:

          Yang Lie, Michael Lehmann and Victor Cunningham have joined Team Leader Ian Lapey as Portfolio Managers of the Third Avenue Value Portfolio.

          Effective January 2, 2013, Mr. Jensen will no longer co-manage the Portfolio.

          The following information supplements information on page 32 of the SAI under the heading “Other Accounts Managed By the Portfolio Managers.”

          As of November 30, 2012, Yang Lie managed or was a member of the management team for the following accounts (other than the Third Avenue Value Portfolio):

Type of Account	Number of Accounts	Assets of Accounts	Number of Accounts Subject to a Performance Fee	Assets Subject to a Performance Fee

Registered Investment Companies	2	$412 M	None	None

Pooled Investment Vehicles Other Than Registered Investment Companies	None	None	None	None

Other Accounts	None*	None	None	None

*	Yang Lie manages 11 accounts totaling more than $1 million in the aggregate in a personal capacity and receives no advisory fee for these accounts.

          As of November 30, 2012, Michael Lehmann managed or was a member of the management team for the following accounts (other than the Third Avenue Value Portfolio):

Type of Account	Number of Accounts	Assets of Accounts	Number of Accounts Subject to a Performance Fee	Assets Subject to a Performance Fee

Registered Investment Companies	3	$443 M	None	None

Pooled Investment Vehicles Other Than Registered Investment Companies	4	$406 M	None	None

Other Accounts	140*	$397 M	None	None

*	Michael Lehmann manages twelve accounts totaling more than $1 million in the aggregate in a personal capacity and receives no advisory fee for these accounts.

          As of November 30, 2012, Victor Cunningham managed or was a member of the management team for the following accounts (other than the Third Avenue Value Portfolio):

Type of Account	Number of Accounts	Assets of Accounts	Number of Accounts Subject to a Performance Fee	Assets Subject to a Performance Fee

Registered Investment Companies	None	None	None	None

Pooled Investment Vehicles Other Than Registered Investment Companies	None	None	None	None

Other Accounts	None*	None	None	None

*	Victor Cunningham manages six accounts totaling less than $1 million in the aggregate in a personal capacity and receives no advisory fee for these accounts.

          The following information supplements information on page 34 of the SAI under the heading “Securities Ownership of Portfolio Managers.”

          As of December 31, 2012, the dollar range of securities beneficially owned by each portfolio manager in the Portfolio is shown below:

PORTFOLIO MANAGER*	DOLLAR RANGE OF THE PORTFOLIO’S SECURITIES OWNED

Yang Lie	None

Michael Lehmann	None

Victor Cunningham	None

*

The portfolio managers listed are not invested in shares of the Portfolio because shares are only available to certain insurance company separate accounts funding variable annuity contracts and variable life insurance products.